SCHEDULE OF REVENUE BY PRODUCT LINE (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Revenue from External Customer [Line Items]
Total Net Sales	$ 10,622,000	$ 15,931,000	$ 15,488,000	$ 29,198,000	$ 21,939,000	$ 39,299,000	$ 47,512,000
Classic Karaoke Machines [Member]
Revenue from External Customer [Line Items]
Total Net Sales	8,218,000	14,636,000	10,521,000		17,363,000
Licensed Products [Member]
Revenue from External Customer [Line Items]
Total Net Sales	180,000	36,000	377,000	549,000	32,000	95,000	1,645,000
Kids Youth Electronics [Member]
Revenue from External Customer [Line Items]
Total Net Sales	379,000	297,000	546,000	565,000	451,000	1,872,000	2,277,000
Microphones and Accessories [Member]
Revenue from External Customer [Line Items]
Total Net Sales	1,500,000	806,000	3,329,000	3,283,000	3,543,000	7,802,000	4,185,000
Music Subscriptions [Member]
Revenue from External Customer [Line Items]
Total Net Sales	218,000	156,000	588,000	612,000	550,000	674,000	536,000
Logistics Services [Member]
Revenue from External Customer [Line Items]
Total Net Sales	$ 127,000		$ 127,000
Karaoke Machines [Member]
Revenue from External Customer [Line Items]
Total Net Sales				$ 24,189,000		$ 28,856,000	$ 38,869,000